PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated U.S. Government Bond Fund. The report covers the six-month period ended February 28, 1997, and includes an investment review by the portfolio manager, a complete list of holdings, and the financial statements.

Federated U.S. Government Bond Fund is managed to pursue total return through the relative safety of U.S. government securities. The prompt payment of principal and interest on these securities is guaranteed by the U.S. government, its agencies and instrumentalities. Of course, fund shares are not guaranteed by the U.S. government.

At the end of the reporting period, U.S. Treasury notes and bonds comprised 95.7% of the fund's portfolio. The remaining holding consisted of a repurchase agreement backed by Treasury obligations.

Over the six-month period, the fund achieved a total return of 6.09%* through dividends totaling $0.30 per share, capital gains totaling $0.12 per share, and a net asset value increase of $0.19. On February 28, 1997, total assets stood at $75.6 million.

Thank you for your participation in this quality approach to pursuing investment income. We welcome your questions and comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
April 15, 1997

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

Federated U.S. Government Bond Fund's portfolio represents a fully-invested participation in U.S. Treasury and government agency obligations which have an average duration of six to ten years. During the six-month reporting period ended February 28, 1997, the fund has been primarily invested in U.S. Treasury securities.

During the first half of the fund's six-month reporting period, the U.S. Treasury market benefited from moderate economic growth, benign inflation, a stronger dollar, and unprecedented foreign demand. Yields on the 10-year U.S. Treasury note and 30-year U.S. Treasury bond fell from 6.94% and 7.12%, respectively, at the end of August, 1996 to 6.04% and 6.35% near the end of November, 1996. During the second half of the reporting period, the U.S. Treasury market followed the trend of selling-off in response to stronger economic growth and rallying in response to subdued inflation. However, since Federal Reserve Board (the "Fed") Chairman Greenspan's semi-annual Humphrey Hawkins testimony near the end of February, 1997 warned of the possibility of a preemptive tightening, the market has focused on stronger economic growth rather than benign inflation. Market expectations of moderate economic growth and a Fed monetary policy on hold shifted to stronger growth and a more restrictive monetary policy, resulting in higher yields and a flatter yield curve. Yields on the 10-year U.S. Treasury note and 30-year U.S. Treasury bond ended February, 1997 at 6.55% and 6.80%, respectively. The fund's average annual total return for the six-month reporting period ended February 28, 1997 was 6.09%* compared to 5.60% for the Merrill Lynch 10-Year Treasury Index** and 5.80% for the Merrill Lynch 30-Year Treasury Index.**

The fund's average duration is positioned near the midpoint of its range due to the attractive level of real interest rates and our anticipation that the economy will not accelerate enough to warrant aggressive tightening of monetary policy.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The Merrill Lynch 10-Year Treasury Index is an unmanaged index tracking 10-year U.S. government securities. The Merrill Lynch 30-Year Treasury Index is an unmanaged index tracking 30-year U.S. government securities. These indices are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in these indices.

FEDERATED U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS

FEBRUARY 28, 1997 (UNAUDITED)

    PRINCIPAL
      AMOUNT                                                                                          VALUE
 U.S. GOVERNMENT OBLIGATIONS -- 98.5%
               FEDERAL HOME LOAN BANK BOND -- 2.8%
 $   2,000,000 7.59%, 3/10/2005                                                                 $      2,097,220
               U.S. TREASURY NOTES AND BONDS -- 95.7%
     3,300,000 6.25%, 10/31/2001                                                                       3,282,576
     2,500,000 6.125%, 12/31/2001                                                                      2,473,450
     1,700,000 6.25%, 1/31/2002                                                                        1,690,514
     1,000,000 5.75%, 8/15/2003                                                                          963,630
     3,000,000 11.125%, 8/15/2003                                                                      3,728,070
     3,400,000 5.875%, 2/15/2004                                                                       3,286,848
     1,750,000 12.375%, 5/15/2004                                                                      2,332,435
     4,800,000 7.25%, 8/15/2004                                                                        5,008,176
     4,700,000 12.00%, 5/15/2005                                                                       6,302,230
     8,550,000 7.00%, 7/15/2006                                                                        8,793,504
       275,000 6.50%, 10/15/2006                                                                         273,383
     2,000,000 13.25%, 5/15/2014                                                                       3,062,800
     7,000,000 7.25%, 5/15/2016                                                                        7,268,730
     5,000,000 8.125%, 8/15/2019                                                                       5,676,650
     8,500,000 8.75%, 8/15/2020                                                                       10,282,620
     5,000,000 8.00%, 11/15/2021                                                                       5,625,600
     1,000,000 6.00%, 2/15/2026                                                                          888,930
     1,500,000 6.75%, 8/15/2026                                                                        1,476,870
                Total                                                                                 72,417,016
                TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $72,834,981)                       74,514,236

FEDERATED U.S. GOVERNMENT BOND FUND

    PRINCIPAL
      AMOUNT                                                                                          VALUE
 (A)REPURCHASE AGREEMENT -- 0.7%
 $     520,000 BT Securities Corporation, 5.380%, dated 2/28/1997, due 3/3/1997
               (AT AMORTIZED COST)                                                              $        520,000
                TOTAL INVESTMENTS (IDENTIFIED COST $73,354,981)(B)                              $     75,034,236


(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $73,354,981. The net unrealized appreciation of investments on a federal tax basis amounts to $1,679,255 which is comprised of $2,121,784 appreciation and $442,529 depreciation at February 28, 1997.

Note: The categories of investments are shown as a percentage of net assets ($75,620,150) at February 28, 1997.

(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax               $ 75,034,236
 cost $73,354,981)
 Income receivable                                                                915,059
 Receivable for shares sold                                                        72,540
   Total assets                                                                76,021,835
 LIABILITIES:
 Income distribution payable                                      $330,528
 Payable to Bank                                                    65,489
 Accrued expenses                                                    5,668
   Total liabilities                                                              401,685
 NET ASSETS for 7,468,116 shares outstanding                                 $ 75,620,150
 NET ASSETS CONSIST OF:
 Paid in capital                                                             $ 72,036,004
 Net unrealized appreciation of investments                                     1,679,255
 Accumulated net realized gain on investments                                   1,904,891
   Total Net Assets                                                          $ 75,620,150
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $75,620,150 / 7,468,116 shares outstanding                                        $10.13


(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT BOND FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                       $     2,869,686
 EXPENSES:
 Investment advisory fee                                          $  259,184
 Administrative personnel and services fee                            61,987
 Custodian fees                                                       11,584
 Transfer and dividend disbursing agent fees                          12,385
 and expenses
 Directors'/Trustees' fees                                             7,421
 Auditing fees                                                         7,181
 Legal fees                                                            2,715
 Portfolio accounting fees                                            23,476
 Shareholder services fee                                            107,993
 Share registration costs                                             11,226
 Printing and postage                                                  6,221
 Insurance premiums                                                      767
 Taxes                                                                   181
 Miscellaneous                                                         1,672
     Total expenses                                                  513,993
 Waivers --
     Waiver of investment advisory fee                 $ (58,520)
     Waiver of shareholder services fee                  (86,395)
        Total waivers                                                (144,915)
               Net expenses                                                             369,078
                Net investment income                                                 2,500,608
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                     2,266,889
 Net change in unrealized appreciation of                                               883,712
 investments
     Net realized and unrealized gain on                                              3,150,601
     investments
        Change in net assets resulting from                                      $    5,651,209
        operations


(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS
                                                              ENDED
                                                           (UNAUDITED)       YEAR ENDED
                                                           FEBRUARY 28,      AUGUST 31,
                                                               1997             1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                    $   2,500,608   $     5,540,398
 Net realized gain on investments ($2,266,889 and
 $2,200,449 respectively,
 as computed for federal tax purposes)                        2,266,889         2,200,449
 Net change in unrealized appreciation (depreciation)           883,712        (5,262,955)
   Change in net assets resulting from operations             5,651,209         2,477,892
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                   (2,500,608)        (5,540,398)
 Distributions from net realized gains                        (893,676)          (716,127)
   Change in net assets resulting from distributions to     (3,394,284)        (6,256,525)
   shareholders
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                65,909,227       102,051,549
 Net asset value of shares issued to shareholders in
 payment of
 distributions declared                                       1,397,105         1,691,349
 Cost of shares redeemed                                   (78,749,200)      (139,853,982)
   Change in net assets resulting from share transactions  (11,442,868)       (36,111,084)
     Change in net assets                                   (9,185,943)       (39,889,717)
 NET ASSETS:
 Beginning of period                                         84,806,093       124,695,810
 End of period                                            $  75,620,150   $    84,806,093


(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     SIX MONTHS
                        ENDED
                     (UNAUDITED)
                      FEBRUARY 28,                                   YEAR ENDED AUGUST 31,
                          1997       1996     1995     1994      1993     1992     1991     1990    1989     1988
 NET ASSET VALUE,
 BEGINNING OF            $ 9.94   $10.45    $ 9.72    $11.04     $10.03   $ 9.48   $ 8.90   $ 9.12  $ 8.78    $ 9.08
 PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
  Net investment
  income                   0.30     0.60      0.60      0.54       0.58     0.63     0.66     0.71    0.70      0.76
  Net realized and
  unrealized gain
  (loss) on                0.31    (0.43)      0.73    (1.09)      1.01     0.55     0.58    (0.22)    0.34    (0.30)
  investments
  Total from
  investment
  operations               0.61     0.17      1.33     (0.55)      1.59     1.18     1.24     0.49     1.04     0.46
 LESS DISTRIBUTIONS
  Distributions
  from
  net investment
  income                  (0.30)   (0.60)    (0.60)    (0.54)     (0.58)   (0.63)   (0.66)   (0.71)   (0.70)   (0.76)
  Distributions
  from
  net realized gain
  on
  investments             (0.12)   (0.08)      --      (0.23)       --        --       --      --        --       --
 Total                    (0.42)   (0.68)    (0.60)    (0.77)     (0.58)   (0.63)   (0.66)   (0.71)   (0.70)   (0.76)
 distributions
 NET ASSET VALUE, END
 OF PERIOD               $10.13   $ 9.94    $10.45    $ 9.72     $11.04   $10.03   $ 9.48   $ 8.90  $ 9.12   $ 8.78
 TOTAL RETURN(A)           6.09%   1.37%     14.34%    (5.23)%    16.44%   12.89%   14.37%    5.50%  12.35%    5.23%
 RATIOS TO AVERAGE
 NET
 ASSETS
  Expenses                0.85%*   0.85%      0.85%     0.83%     0.81%    0.88%    0.78%    0.78%   0.80%     0.75%
  Net investment
  income                  5.79%*   5.71%      6.10%     5.25%     5.58%    6.54%    7.17%    7.81%   7.87%     8.40%
  Expense waiver/
  reimbursement(b)        0.34%*   0.31%      0.22%     0.17%     0.62%    0.88%    0.85%    0.76%   0.96%     1.17%
 SUPPLEMENTAL DATA
  Net assets, end of
  period (000           $75,620  $84,806  $124,696  $138,016    $82,737  $34,125  $27,427  $43,729  $36,325  $13,125
  omitted)
  Portfolio                 72%     53%        37%       22%       53%      98%      73%      42%     35%     152%
  turnover


* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT BOND FUND
NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 1997

1. ORGANIZATION

Federated U.S. Government Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the fund is to pursue total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- U.S. government securities are generally valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                    SIX MONTHS
                                                      ENDED           YEAR ENDED
                                                   FEBRUARY 28,        AUGUST 31,
                                                       1997              1996
 Shares sold                                         6,369,675          9,780,023
 Shares issued to shareholders in payment of           134,981            162,691
 distributions declared
 Shares redeemed                                   (7,567,254)        (13,340,606)
  Net change resulting from share transactions     (1,062,598)         (3,397,892)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1997, were as follows:

PURCHASES      $ 60,047,786
SALES          $ 73,087,612

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED U.S. GOVERNMENT BOND FUND
SEMI-ANNUAL REPORT
TO SHAREHOLDERS
FEBRUARY 28, 1997

[Graphic]
Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 314284100
804042(4/97)